ASSET RETIREMENT OBLIGATIONS (Details) - Schedule of Change in Asset Retirement Obligation (USD $)	3 Months Ended		6 Months Ended			12 Months Ended		102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Schedule of Change in Asset Retirement Obligation [Abstract]
Asset retirement obligation			$ 5,584	$ 5,147	$ 171,618	$ 5,147
Accretion Expense	76	76	163	203	243	513	243	756	919
Asset retirement obligation	$ 5,747		$ 5,747		$ 5,147	$ 5,584	$ 5,147	$ 5,584	$ 5,747